Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions - Summary of Reconciliation of Employee Benefits, Restructuring and Post-retirement Employee Benefits (Detail)
$ in Millions
12 Months Ended
Jun. 30, 2022 USD ($)
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [line items]
At the beginning of the financial year	$ 2,212
Charge/(credit) for the year:
Underlying	1,526
Discounting	30
Net interest expense	(9)
Exchange variations	(183)
Released during the year	(62)
Remeasurement gains taken to retained earnings	(24)
Utilisation	(1,482)
Divestment and demerger of subsidiaries and operations	(351)
Transfers and other movements	2
At the end of the financial year	1,659
Employee benefits [member]
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [line items]
At the beginning of the financial year	1,624
Charge/(credit) for the year:
Underlying	1,424
Exchange variations	(131)
Released during the year	(58)
Utilisation	(1,381)
Divestment and demerger of subsidiaries and operations	(128)
Transfers and other movements	1
At the end of the financial year	1,351
Restructuring [member]
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [line items]
At the beginning of the financial year	54
Charge/(credit) for the year:
Underlying	24
Exchange variations	(1)
Released during the year	(2)
Utilisation	(43)
Divestment and demerger of subsidiaries and operations	(6)
Transfers and other movements	1
At the end of the financial year	27
Post-retirement employee benefits [member]
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [line items]
At the beginning of the financial year	534
Charge/(credit) for the year:
Underlying	78
Discounting	30
Net interest expense	(9)
Exchange variations	(51)
Released during the year	(2)
Remeasurement gains taken to retained earnings	(24)
Utilisation	(58)
Divestment and demerger of subsidiaries and operations	(217)
At the end of the financial year	$ 281